FINANCIAL INSTRUMENTS 2 (Details)	12 Months Ended
	Dec. 31, 2013 customer	Dec. 31, 2012 customer	Dec. 31, 2011 customer
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
8.04% First Preferred Mortgage Note Percentage	8.04%
Freight revenue concentration risk | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of customers considered to give rise to concentration risk	5	3	3